Average Annual Total Returns			12 Months Ended	30 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS United States 1000 NTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS United States 1000 NTR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.06%	19.94%
S&P 500 Total Return Index1 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500 Index1 (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		25.02%	20.61%
AOT Growth and Innovation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			32.42%	26.03%
Performance Inception Date		Jun. 28, 2022
AOT Growth and Innovation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			32.42%	26.03%
AOT Growth and Innovation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			19.19%	20.59%

[1]	The Fund has changed its benchmark to the Solactive GBS United States 1000 Index, which represents the overall domestic equity market in which the Fund invests.